Redeemable convertible preferred shares - Dividend rights (Details)	Dec. 28, 2016	Dec. 30, 2014	May 16, 2011	Feb. 21, 2011	Feb. 07, 2010
Series E Preferred Stock
Redeemable convertible preferred shares
Dividends as a percent of issue price	8.00%
Series D Preferred Stock
Redeemable convertible preferred shares
Dividends as a percent of issue price		8.00%
Series B Preferred Stock
Redeemable convertible preferred shares
Dividends as a percent of issue price			8.00%	8.00%
Series A Preferred Stock
Redeemable convertible preferred shares
Dividends as a percent of issue price					8.00%